INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The Company had deferred income tax assets as of January 31, 2013 and 2012 as follows:

	2013	2012

Loss carryforwards	$975,819	$628,063
Less - valuation allowance	(975,819)	(628,063)
Total net deferred tax assets	$-	$-